Income taxes (Schedule of effective tax rate) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income taxes [Abstract]
U.S. Statutory rates	34.00%		34.00%		34.00%
Foreign income not recognized in USA	(34.00%)		(34.00%)		(34.00%)
China income taxes	25.00%		25.00%		25.00%
Impact of tax rate in other jurisdiction	(3.00%)
Tax exemption			(12.50%)		(12.50%)
Tax on disposal of Honesty Group		[1]	21.20%	[1]		[1]
Other	12.00%	[2]	0.50%	[2]	2.50%	[2]
Effective income taxes	34.00%		34.20%		15.00%

[1]	According to the Circular on the State Administration of Taxation on Strengthening the Management of EIT Collection of Proceeds from Equity Transfers by Non-Resident Enterprises (Guoshuihan [2009] No. 698) ("Circular 698"), a non-PRC Tax Resident Enterprise is subject to the PRC EIT on the taxable gain arising from a sale of transfer of any intermediate offshore company which directly or indirectly holds an interest, including any assets, subsidiaries, or other forms of business operations, in the PRC at a rate of 10%, or otherwise stipulated in an applicable tax treaty or arrangement. Circular 698 applies to all transactions conducted on or after January 1, 2008. As such, included in the income tax expense for the year ended December 31, 2011 was an amount of $5,363 on the Sale of Honesty Group. The amount remained unpaid as of the date of this Annual Report. The Company has already submitted relevant documents to the PRC tax bureau regarding the Sales of Honesty Group.
[2]	There were no other material items affecting the effective income tax for the years ended December 31, 2012, 2011 and 2010 except for the expense incurred by holding company incorporated in the Cayman Islands where there is no tax. The 12.0%, 0.5% and 2.5% for the years ended December 31, 2012, 2011 and 2010 included expenses incurred by SGOCO and Honesty Group of approximately $3.0 million, $1.1 million and $1.9 million, respectively.